Inventories - Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Beginning balance	€ 15,568	€ 13,059
Additions	1,819	3,413
Reductions	(981)	(904)
Ending balance	€ 16,406	€ 15,568